COMMON STOCK (Details) - 12 months ended Dec. 31, 2014 - Common Stock [Member] - USD ($) $ in Thousands	Total
Common Stock [Line Items]
Commitment Fee Shares under agreement	9,500,000
Commitment Fee Shares Issued at execution	(6,000,000)
Commitment Fee Shares Issued Subsequent To Execution	(468,001)
Commitment Fee Shares Total activity	6,468,001
Commitment Fee Shares Available for issue at December 31, 2014	3,031,999
Shares Sold Issued at execution	4,000,000
Shares Sold Issued subsequent to execution	26,041,120
Shares Sold Total activity	30,041,120
Financing Available under agreement	$ 20,000
Financing Available Issued subsequent to execution	(2,674)
Financing Available Total activity	(2,674)
Financing Available for issue at December 31, 2014	$ 17,326